Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,921)	$ (6,155)	$ (3,838)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	3,585	2,496	963
Stock-based compensation	2,570	1,484	354
Provision for doubtful accounts	95	176	82
Issuance of common stock warrants in exchange for services		93	16
Change in fair value of warrant liability	369	16
Amortization of debt discount	167	38
Amortization of debt issue cost	30	10
Changes in operating assets and liabilities:
Accounts receivable	(2,475)	(1,427)	(736)
Prepaid expenses and other current assets	(889)	(286)	(71)
Other assets	(13)	(168)	(487)
Accounts payable	(864)	336	428
Accrued liabilities	1,811	100	(126)
Accrued compensation and benefits	2,458	666	657
Deferred rent	(174)	651	374
Deferred revenue	8,469	3,017	1,264
Other long-term liabilities	(65)	85
Net cash provided by (used in) operating activities	4,153	1,132	(1,120)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired from acquisition of Movity, Inc.			904
Increase in restricted cash and deposits	(764)	(2,200)	(2,100)
Decrease in restricted cash		4,645	345
Reclass from restricted cash to short-term investments		(4,300)
Maturities of short-term investments	4,300
Purchases of property and equipment	(5,506)	(4,783)	(2,628)
Net cash used in investing activities	(1,970)	(6,638)	(3,479)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriting discounts	93,279
Payments of costs related to initial public offering	(3,832)
Proceeds from long-term debt		12,035	2,100
Repayment of notes payable		(110)
Repayments on long-term debt		(4,045)	(772)
Repayments on capital lease liability	(334)	(181)	(34)
Proceeds from exercise of stock options	1,680	408	113
Proceeds from exercise of common stock warrants		45
Net cash provided by financing activities	90,793	8,152	1,407
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	92,976	2,646	(3,192)
CASH AND CASH EQUIVALENTS - Beginning of period	7,041	4,395	7,587
CASH AND CASH EQUIVALENTS - End of period	100,017	7,041	4,395
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	791	263	38
Cash paid for income taxes	4	10	11
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of preferred stock warrants in connection with debt financing		281
Common stock issued in connection with the acquisition of Movity, Inc			2,218
Stock-based compensation capitalized in product development costs	66	22	17
Purchase of equipment under capital leases	119	439	155
Net change related to purchase of equipment in accounts payable and accrued liabilities	54	(584)	699
Conversion of preferred stock warrants to common stock warrants	$ 666